CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Cash flows from operating activities
Net income	$ 1,375,845	$ 1,517,063
Adjustments to reconcile net income to net cash (used in) operating activities
Stock-based compensation expense	349,576	43,737
Depreciation and amortization	301,341	300,840
Change in fair value of warrants liability	(1,527,835)	4,413
Provision for doubtful accounts	18,481	27,224
Provision for inventory obsolescence	77,096	0
Changes in assets and liabilities:
Increase in accounts receivable	(36,590)	(812,221)
Decrease (Increase) in prepayments and other current assets	3,156,478	(3,268,571)
(Increase) Decrease in other receivables	(1,567,908)	215,084
Increase in inventories	(1,986,022)	(18,953)
Increase in tax receivable	(313,171)	(3,839)
Increase in accounts payable	117,009	840
Increase in advances from customers	61,740	95,181
(Decrease) Increase in accrued expenses and other current liabilities	(42,641)	285,657
Increase in taxes payable	393,525	538,466
Net cash provided by (used in) operating activities	376,924	(1,075,079)
Cash flows from investing activities
Capital expenditures including deposits for property, plant and equipment	(4,726,762)	(1,115,276)
Net cash used in investing activities	(4,726,762)	(1,115,276)
Cash flows from financing activities
Proceeds from bank loan	2,944,000	2,413,250
Repayment of bank loan	(2,948,700)	(2,410,176)
Net proceeds from issuance of common stock	6,066,546	0
Net cash provided by financing activities	6,061,846	3,074
Effect of exchange rate fluctuations on cash and cash equivalents	(28,817)	25,197
Net Increase (decrease) in cash and cash equivalents	1,683,191	(2,162,084)
Cash and cash equivalents at beginning of period	2,592,945	3,505,330
Cash and cash equivalents at end of period	4,276,136	1,343,246
Supplemental cash flow information
Income tax paid	69,769	231,371
Interest paid	83,130	76,187
Uncollected option exercise proceeds recorded as other receivables and other receivables-related party	$ 110,200